Net Gain From Measurement Of Financial Instruments At Fair Value Through Profit Or Loss - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 45,158,876	$ 32,491,457	$ 41,100,715
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	18,344,550	32,948,560	29,628,460
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	19,736,146	2,421,028	2,492,791
Gain from derivative financial instruments Forward transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	752,927		223,311
(Loss) / Gain from derivative financial instruments Put options [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		(2,037,074)	1,226,165
(Loss) / Gain from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	(26,383)	(28,187)	7,816
Gain / (Loss) from equity instruments at fair value through profit or loss [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	6,750,429	(2,022,949)	7,419,946
(Loss) / Gain from sales or derecognition of financial assets at fair value [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ (398,793)	1,392,532	$ 102,226
Gain Loss From Derivative Financial Liabilities Forwards Transactions [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ (182,453)